Reporting and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Premium Receivable, Allowance for Credit Loss
The following table summarizes changes in our allowance for credit loss exposure on our premiums receivable:

(millions)	2024	2023
Balance at January 1	$369	$343
Increase in allowance[1]	590	540
Write-offs[2]	(499)	(514)
Balance at December 31	$460	$369
[1] Represents the incremental increase in other underwriting expenses.
[2] Represents the portion of allowance that is reversed when premiums receivables are written off. Premiums receivable balances are written off once we have exhausted our collection efforts.

Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2024	$4,003
2023	1,600
2022	2,033

Property and Equipment
The cost and useful lives for property and equipment at December 31, were:

($ in millions)	2024	2023	Useful Lives
Land	$52	$103	NA
Buildings, improvements, and integrated components	576	733	7-40 years
Capitalized software	469	468	3-10 years
Software licenses (internal use)	396	486	1-6 years
Computer equipment	370	353	3 years
All other property and equipment	388	393	4-10 years
Total cost	2,251	2,536
Accumulated depreciation	(1,461)	(1,655)
Balance at end of year	$790	$881
NA = Not applicable; land is not a depreciable asset.

Equity Based Compensation and Related Tax Benefits
The total compensation expense recognized for all equity-based compensation for the years ended December 31, was:

(millions)	2024	2023	2022
Pretax expense	$122	$121	$123
Tax benefit[1]	17	17	16
[1] Differs from statutory rate of 21% due to the expected disallowance of certain executive compensation deductions.

Non cash activity
For the years ended December 31, non-cash activity included the following:

(millions)	2024	2023	2022
Common share dividends[1]	$2,695	$498	$58
Preferred share dividends and redemption[1]	3	0	13
Operating lease liabilities[2]	96	114	36
[1] Includes declared but unpaid dividends and unpaid excise taxes on redemption. See Note 14 – Dividends for further discussion.
[2] From obtaining right-of-use assets. See Note 13 – Leases for further discussion.

Supplemental Cash Flow Information
For the years ended December 31, we paid the following:

(millions)	2024	2023	2022
Income taxes[1]	$2,585	$821	$719
Interest	276	265	229
Operating lease liabilities	84	77	83
[1] The increase in income taxes paid in 2024 was primarily driven by higher profitability, compared to the prior years.

Unrecorded Unconditional Purchase Obligations Disclosure	Aggregate payments on these obligations for the years ended December 31, are as follows:

(millions)	Payments
2025	$1,001
2026	298
2027	114
2028	36
2029	12
Thereafter	133
Total	$1,594